Going Concern (Details Narrative) (10K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Cumulative net loss	$ 1,001,300		$ 915,997	$ 108,788
Net cash provided in operating activities	14,443	$ 4,557	36,315
Cash		$ 750	993
November 20, 2018 [Member]
Debt service requirements amount			$ 180,000